Consolidated income statement of Aegon Ltd. - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement [LineItems]
Insurance revenue		€ 10,386	€ 11,251	[1]
Insurance service expenses		(10,226)	(11,097)	[1]
Net income / (expenses) on reinsurance held		182	275	[1]
Insurance service result		342	430	[1]
Interest revenue on financial instruments measured at FVPL		826	624
Impairment (losses) / reversals		90	121
Net reinsurance finance income / (expenses) on reinsurance held		699	599
Interest expense		(182)	(182)
Net investment result		(139)	329	[1]
Fee and commission income		2,163	2,272	[1]
Other income		35	341
Other operating expenses		(3,000)	(2,786)	[1]
Other income / (charges)		(57)	341	[1]
Other result		(894)	(173)	[1]
Other charges		(92)
Result before share in profit / (loss) of joint ventures, associates and tax		(691)	585	[1]
Share in profit / (loss) of joint ventures		196	252	[1]
Share in profit / (loss) of associates		103	(11)	[1]
Result before tax from continuing operations		(391)	827	[1],[2]	€ 1,164	[2]
Income tax (expense) / benefit		209	(71)	[1]
Net result from continuing operations		(182)	756	[1]
Net result from discontinued operations		(17)	(1,296)	[1]
Net result from continuing and discontinued operations		(199)	(540)	[1]	2,029
Net income/ (loss) attributes to:
Net result attributable to owners of Aegon Ltd.		(179)	(570)	[1]
Non-controlling interests		€ (20)	€ 29	[1]
Earnings per share (EUR per share)
Basic earnings per common share		€ (0.12)	€ (0.3)	[1]
Diluted earnings per common share		(0.12)	(0.3)	[1]
Basic earnings per common share from continuing operations		(0.11)	0.34	[1]
Diluted earnings per common share from continuing operations		€ (0.11)	€ 0.34	[1]
Previously Reported [member]
Statement [LineItems]
Other investment income					4,893
Premium income					13,731
Fee and commission income					2,454
Other revenues					13
Total revenues					21,091
Income from reinsurance ceded					4,263
Results from financial transactions					24,715
Other income					49
Total income					50,119
Premiums paid to reinsurers					3,418
Policyholder claims and benefits					40,097
Profit sharing and rebates					8
Commissions and expenses					5,286
Impairment charges / (reversals)					16
Interest charges and related fees					246
Other charges					101
Total charges					49,172
Result before share in profit / (loss) of joint ventures, associates and tax					947
Share in profit / (loss) of joint ventures					232
Share in profit / (loss) of associates					(15)
Result before tax from continuing operations					1,164
Income tax (expense) / benefit					(95)
Net result from continuing operations					1,069
Net result from discontinued operations					960
Net result from continuing and discontinued operations					2,029
Net income/ (loss) attributes to:
Net result attributable to owners of Aegon Ltd.					1,980
Non-controlling interests					€ 50
Earnings per share (EUR per share)
Basic earnings per common share					€ 0.94
Diluted earnings per common share					0.94
Basic earnings per common share from continuing operations					0.48
Diluted earnings per common share from continuing operations					0.48
Financing Net Investment Result [Member]
Statement [LineItems]
Interest expense		€ (182)	€ (182)	[1]
Other financing income	[1]		5
Net investment result		(182)	(178)	[1]
Other Net Investment Result [Member]
Statement [LineItems]
Interest revenue on financial instruments calculated using the effective interest method		599	409	[1]
Interest revenue on financial instruments measured at FVPL		89	49	[1]
Other investment income		550	411	[1]
Results from financial transactions		6,929	(10,656)	[1]
Impairment (losses) / reversals		(33)	(43)	[1]
Insurance finance income / (expenses)		(7,851)	9,808	[1]
Interest expense		(45)	(3)	[1]
Net investment result		238	(26)	[1]
Insurance Net Investment Result [Member]
Statement [LineItems]
Interest revenue on financial instruments calculated using the effective interest method		2,738	2,898	[1]
Interest revenue on financial instruments measured at FVPL		737	575	[1]
Other investment income		1,283	1,153	[1]
Results from financial transactions		12,302	(29,505)	[1]
Impairment (losses) / reversals		(86)	(95)	[1]
Insurance finance income / (expenses)		(17,650)	25,005	[1]
Net reinsurance finance income / (expenses) on reinsurance held		699	599	[1]
Interest expense		(218)	(97)	[1]
Net investment result		(196)	€ 532	[1]
Common share B [member]
Earnings per share (EUR per share)
Basic earnings per common share	[1]		€ (0.01)
Diluted earnings per common share	[1]		(0.01)
Basic earnings per common share from continuing operations	[1]		0.01
Diluted earnings per common share from continuing operations	[1]		€ 0.01
Common share B [member] | Previously Reported [member]
Earnings per share (EUR per share)
Basic earnings per common share					0.02
Diluted earnings per common share					0.02
Basic earnings per common share from continuing operations					0.01
Diluted earnings per common share from continuing operations					€ 0.01
Aegon Ltd. [member]
Statement [LineItems]
Other investment income		88	€ 21	[3]
Total revenues		88	21	[3]
Results from financial transactions		21	(30)	[3]
Total income		108	(9)	[3]
Commissions and expenses		104	68	[3]
Interest charges and related fees		137	127	[3]
Total charges		241	196	[3]
Result before tax from continuing operations		(133)	(204)	[3]
Income tax (expense) / benefit		19	47	[3]
Net result from continuing operations		(179)	(569)
Net result from continuing and discontinued operations		(114)	(158)	[3]
Net result group companies		(65)	(411)	[3]
Net income/ (loss) attributes to:
Net result attributable to owners of Aegon Ltd.		€ (179)	€ (569)	[3]

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives for 2022 have been restated due to the initial application of IFRS 9 and IFRS 17. Comparatives for 2021 have not been restated due to the initial appliocation of IFRS 9 and IFSR 17. Note 2 includes further details on the changes in accounting policies.
[3]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.